Business combinations - Disclosure of Business Combination (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Oct. 31, 2022
Satisfied by [Abstract]
Total net cash outflow	€ 0	€ (32,046)	€ (2,992)
ShipUp
Disclosure of detailed information about business combination [line items]
Software				€ 2,700